Related Party Transactions (Narrative) (Q2) (Details) - USD ($)	1 Months Ended		6 Months Ended		12 Months Ended
	May 31, 2018	Dec. 31, 2014	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Proceeds from related party debt				$ 421,070
Accrued distribution for taxes			$ 266,814		$ 266,814
Majority Stockholders [Member]
Due to related party			286,964		295,299
Related party transaction, amounts of transaction	$ 250,000
Majority Stockholders [Member] | Peck Electric Co [Member]
Proceeds from related party debt		$ 400,000
Due to related party			100,000		117,605
Minority Stockholders [Member]
Due to related party			$ 602,463		$ 337,000
Related party transaction, amounts of transaction	$ 250,000